UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 13F

## Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ] Amendment Number : ______________

This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: SAB Capital Advisors, LLC
Address: 650 Madison Avenue
New York, NY 10022

Form 13F File Number: 28- 6341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott A. Bommer
Title: Managing Member
Phone: 212-610-9060

Signature, Place, and Date of Signing:

| (Signature) | New York, NY (City, State) | February 13, 2001 (Date) |
|---|---|---|

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

**CONFIDENTIAL TREATMENT REQUESTED**

# FORM 13F Summary Page

Report Summary:

| | | |
|---|---|---|
| Number of Other Included Managers: | 1 | |
| Form 13F Information Table Entry Total: | 17 | |
| Form 13F Information Table Value Total: | 102,276 | (thousands) |

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

| No. | Form 13F File Number | Name |
|---|---|---|
| 1 | 28- 6339 | SAB Capital Management, LLC |

12/00

CONFIDENTIAL TREATMENT REQUESTED

## FORM 13F INFORMATION TABLE

| Column 1 | Column 2 | Column 3 | Column 4 | Column 5 | | | Column 6 | Column 7 | Column 8 | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| | | | | | | | | | Voting Authority | | |
| Name of Issuer | Title of Class | CUSIP | Value (x $1,000) | Shrs or prn amt | SH/PRN | Put/Call | Investment Discretion | Other Managers | Sole | Shared | None |
| ADVANTA CORP | COMMON STOCK | 007942204 | 1,509 | 210,000 | SH | | DEFINED | 1 | 210,000 | 0 | 0 |
| AT&T CANADA | ADR | 00207Q202 | 2,919 | 100,000 | SH | | DEFINED | 1 | 100,000 | 0 | 0 |
| DELUXE CORP | COMMON STOCK | 248019901 | 16,698 | 660,800 | SH | | DEFINED | 1 | 660,800 | 0 | 0 |
| ESG RE LTD | COMMON STOCK | G31215109 | 2,113 | 1,146,000 | SH | | DEFINED | 1 | 1,146,000 | 0 | 0 |
| GREY GLOBAL GROUP, INC. | COMMON STOCK | 39787M108 | 11,960 | 18,400 | SH | | DEFINED | 1 | 18,400 | 0 | 0 |
| MAXWELL SHOE CO INC | COMMON STOCK | 577766108 | 6,979 | 649,200 | SH | | DEFINED | 1 | 649,200 | 0 | 0 |
| METHODE ELECTRONICS | COMMON STOCK | 591520200 | 1,674 | 73,000 | SH | | DEFINED | 1 | 73,000 | 0 | 0 |
| ODP JAN 5 PUTS | COMMON STOCK | 676220956 | 22 | 1,180 | SH | PUT | DEFINED | 1 | 1,180 | 0 | 0 |
| OFFICE DEPOT, INC. | COMMON STOCK | 676220106 | 9,550 | 1,200,000 | SH | | DEFINED | 1 | 1,200,000 | 0 | 0 |
| PXRE Corp | COMMON STOCK | G73018106 | 12,049 | 714,000 | SH | | DEFINED | 1 | 714,000 | 0 | 0 |
| SCOTTISH ANNUITY & LIFE HLDGS | COMMON STOCK | G7885T104 | 9,560 | 797,700 | SH | | DEFINED | 1 | 797,700 | 0 | 0 |
| SHOE CARNIVAL | COMMON STOCK | 824889109 | 6,957 | 1,021,240 | SH | N/A | DEFINED | 1 | 1,021,240 | 0 | 0 |
| STRATOS MAR 65- PUTS | COMMON STOCK | 863100953 | 5,447 | 1,106 | SH | PUT | DEFINED | 1 | 1,106 | 0 | 0 |
| VIANT CORPORATION | COMMON STOCK | 92553N107 | 8,125 | 2,047,200 | SH | | DEFINED | 1 | 2,047,200 | 0 | 0 |
| VIANT MAY 10 CALLS | COMMON STOCK | 92553N907 | 9 | 2,900 | SH | CALL | DEFINED | 1 | 2,900 | 0 | 0 |
| VIANT MAY 7.5 CALLS | COMMON STOCK | 92553N907 | 58 | 3,100 | SH | CALL | DEFINED | 1 | 3,100 | 0 | 0 |
| ZALE CORPORATION | COMMON STOCK | 988858106 | 6,647 | 228,700 | SH | | DEFINED | 1 | 228,700 | 0 | 0 |